Cover	Mar. 29, 2024
Cover [Abstract]
Entity Registrant Name	SHIFTPIXY, INC.
Entity Central Index Key	0001675634
Document Type	8-K/A
Amendment Flag	true
Amendment Description	ShiftPixy, Inc. (the “Company”) is filing this Current Report on Form 8-K/A to amend the Company's Current Report on Form 8-K filed on April 2, 2024 (the “Original Form 8-K”) in order to supplement the disclosure, and file a copy of the Asset Purchase Agreement entered into on March 29, 2024. There are no other changes to the information contained in the Original Form 8-K.
Entity Emerging Growth Company	true
Document Period End Date	Mar. 29, 2024
Entity Ex Transition Period	false
Entity File Number	001-37954
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	47-4211438
Entity Address Address Line 1	4101 NW 25th Street
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33142
City Area Code	888
Local Phone Number	798-9100
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PIXY
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false